Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of associates [line items]
FVOCI debt and other investments	£ 416	£ 352
FVOCI equity investments	99	83
FVTPL investments	240	108
Other non-current financial assets	755	543		£ 667	£ 899	£ 899
FVTPL investments	1,768	1,278
Financial assets at amortised cost	574	720
Other current financial assets	2,342	1,998	£ 1,981	£ 1,981	£ 2,694	£ 2,694
Other financial assets	3,097	2,541
Investments in short-term money market funds
Disclosure of associates [line items]
Other financial assets	1,412	951
Investments held by National Grid Partners
Disclosure of associates [line items]
Other financial assets	136	97
Other investments
Disclosure of associates [line items]
Other financial assets	103	11
Collateral
Disclosure of associates [line items]
Other financial assets	540	685
Insurance company and non-qualified plan investments
Disclosure of associates [line items]
Other financial assets	589	542
Short term investments, restricted	42	0
Cash surrender value of life insurance policies
Disclosure of associates [line items]
Other financial assets	283	220
Other investments
Disclosure of associates [line items]
Other financial assets	34	35
Insurance company fund investments
Disclosure of associates [line items]
Other financial assets	18	0
Short term investments, restricted	£ 480	£ 685